CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 1,069,413	$ 150,623	¥ 989,675	¥ 805,047
Costs and expenses:
Cost of promotion and acquisition (including cost from related parties of nil, RMB207 and RMB368 for the years ended December 31, 2021, 2022 and 2023, respectively)	(729,120)	(102,694)	(693,272)	(562,081)
Cost of operation (including cost from related parties of RMB883, RMB386 and RMB1,069 for the years ended December 31, 2021, 2022 and 2023, respectively)	(66,874)	(9,419)	(83,995)	(88,049)
Total cost of services	(795,994)	(112,113)	(777,267)	(650,130)
Sales and marketing expenses (including expenses from related parties of RMB124, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively)	(131,709)	(18,551)	(134,308)	(143,460)
Research and development expenses (including expenses from related parties of RMB685, RMB871 and RMB548 for the years ended December 31, 2021, 2022 and 2023, respectively)	(94,717)	(13,341)	(113,965)	(132,427)
General and administrative expenses	(99,518)	(14,017)	(102,831)	(137,533)
Impairment of goodwill and intangible assets acquired from business combination | ¥			(13,327)
Loss from operations	(52,525)	(7,399)	(152,023)	(258,503)
Net interest income/(expenses)	6,853	965	(3,724)	(4,193)
Others, net	18,598	2,619	20,578	58,020
Loss before income tax	(27,074)	(3,815)	(135,169)	(204,676)
Income tax benefits	28	4	918	582
Net loss	(27,046)	(3,811)	(134,251)	(204,094)
Less: net loss attributable to noncontrolling interests	(274)	(39)	(9,944)	(4,309)
Net loss attributable to Jianpu Technology Inc.	(26,772)	(3,772)	(124,307)	(199,785)
Accretion of mezzanine equity | ¥	0		(7,353)	0
Net loss attributable to Jianpu's shareholders	(26,772)	(3,772)	(131,660)	(199,785)
Foreign currency translation adjustments	9,448	1,331	53,349	(16,453)
Total other comprehensive income/(loss)	9,448	1,331	53,349	(16,453)
Total comprehensive loss	(17,598)	(2,480)	(80,902)	(220,547)
Less: total comprehensive loss attributable to noncontrolling interests	(292)	(41)	(9,955)	(4,341)
Total comprehensive loss attributable to Jianpu Technology Inc.	(17,306)	(2,439)	(70,947)	(216,206)
Total comprehensive loss attributable to Jianpu's shareholders	¥ (17,306)	$ (2,439)	¥ (78,300)	¥ (216,206)
Net loss per share attributable to Jianpu's shareholders
Basic (in dollars per share) | (per share)	¥ (0.06)	$ (0.01)	¥ (0.31)	¥ (0.47)
Diluted (in dollars per share) | (per share)	¥ (0.06)	$ (0.01)	¥ (0.31)	¥ (0.47)
Weighted average number of shares
Basic (in shares) | shares	424,612,125	424,612,125	424,031,623	423,661,496
Diluted (in shares) | shares	424,612,125	424,612,125	424,031,623	423,661,496
ADS
Net loss per share attributable to Jianpu's shareholders
Basic (in dollars per share) | (per share)	¥ (1.26)	$ (0.18)	¥ (6.21)	¥ (9.43)
Diluted (in dollars per share) | (per share)	¥ (1.26)	$ (0.18)	¥ (6.21)	¥ (9.43)
Recommendation services
Revenues:
Total revenues	¥ 744,427	$ 104,850	¥ 731,742	¥ 575,242
Loans (including revenues from related parties of RMB488, RMB903 and RMB1,134 for the years ended December 31, 2021, 2022 and 2023, respectively)
Revenues:
Total revenues	343,778	48,420	258,069	167,483
Credit cards
Revenues:
Total revenues	400,649	56,430	473,673	407,759
Big data and system-based risk management services (including revenues from related parties of RMB4,282, RMB4,803 and RMB2,136 for the years ended December 31, 2021, 2022 and 2023, respectively)
Revenues:
Total revenues	86,108	12,128	96,917	130,408
Marketing and other services
Revenues:
Total revenues	¥ 238,878	$ 33,645	¥ 161,016	¥ 99,397